ACCOUNTS RECEIVABLE - Allowance for doubtful accounts (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE
Balance at beginning of period	$ 500	$ 199	$ 199
Provision for uncollectible accounts	(164)	$ (285)	(377)	$ (199)
Uncollectible accounts written off	(27)		(76)
Balance at end of period	$ 309		$ 500	$ 199